Restatement of Previously Issued Financial Statements (Tables)	9 Months Ended
Sep. 30, 2021
Athena Technology Acquisition Corp [Member]
Restatement of Previously Issued Financial Statements (Tables) [Line Items]
Schedule of impact of the restatement
Balance Sheet as of March 19, 2021 (as revised in footnote 2 of form 10Q filed on May 24, 2021)	As Reported	Adjustment	As Restated
Common Stock subject to possible redemption	$227,542,138	$22,457,862	$250,000,000

Class A common stock, $0.0001 par value	295	(225)	70
Class B common stock, $0.0001 par value	982	—	982
Additional Paid in Capital	5,586,660	(5,586,660)	—
Accumulated Deficit	(587,936)	(16,870,977)	(17,458,913)
Total Stockholders’ Equity (Deficit)	$5,000,001	$(22,457,862)	$(17,457,861)
Number of shares subject to redemption	22,754,214	2,245,786	25,000,000
Balance Sheet as of March 31, 2021 (per form 10-Q filed on May 24, 2021)
Common Stock subject to possible redemption	$227,362,131	$22,637,869	$250,000,000

Class A common stock, $0.0001 par value	296	(226)	70
Class B common stock, $0.0001 par value	982	—	982
Additional Paid in Capital	5,766,666	(5,766,666)	—
Accumulated Deficit	(767,937)	(16,870,977)	(17,638,914)
Total Stockholders’ Equity (Deficit)	$5,000,007	$(22,637,869)	$(17,637,862)
Number of shares subject to redemption	22,736,213	2,263,787	25,000,000
Statement of Operations for the three months ended March 31, 2021 (per form 10-Q filed on May 24, 2021)
Weighted average shares outstanding, redeemable Class A common stock	22,752,829	(19,419,496)	3,333,333
Basic and diluted net income per share, redeemable Class A common stock	$0.00	$(0.06)	$(0.06)
Weighted average shares outstanding, non-redeemable Class A and Class B common stock	8,992,369	(332,369)	8,660,000
Basic and diluted net income per share, non-redeemable Class A and Class B common stock	(0.09)	0.03	(0.06)
Balance Sheet as of June 30, 2021 (per form 10-Q filed on August 13, 2021)
Common Stock subject to possible redemption	$228,381,200	$21,618,800	$250,000,000

Class A common stock, $0.0001 par value	286	(216)	70
Class B common stock, $0.0001 par value	857	—	857
Additional Paid in Capital	4,747,731	(4,747,731)	—
Retained Earnings (Accumulated Deficit)	251,127	(16,870,853)	(16,619,726)
Total Stockholders’ Equity (Deficit)	$5,000,001	$(21,618,800)	$(16,618,799)
Number of shares subject to redemption	22,838,120	2,161,880	25,000,000
Statement of Operations for the three months ended June 30, 2021 (per form 10-Q filed on August 13, 2021)	As Reported	Adjustment	As Restated
Weighted average shares outstanding, redeemable Class A common stock	22,987,181	2,012,819	25,000,000
Basic and diluted net income per share, redeemable Class A common stock	$0.00	$0.03	$0.03
Weighted average shares outstanding, non-redeemable Class A and Class B common stock	11,529,334	(2,262,667)	9,266,667
Basic and diluted net income per share, non-redeemable Class A and Class B common stock	$0.09	$(0.06)	$0.03
Statement of Operations for the six months ended June 30, 2021 (per form 10-Q filed on August 13, 2021)
Weighted average shares outstanding, redeemable Class A common stock	22,738,853	(8,512,334)	14,226,519
Basic and diluted net income per share, redeemable Class A common stock	$0.00	$0.01	$0.01
Weighted average shares outstanding, non-redeemable Class A and Class B common stock	10,267,860	(1,302,850)	8,965,010
Basic and diluted net income per share, non-redeemable Class A and Class B common stock	$0.02	$(0.01)	$0.01